Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive (Loss) Income	Retained Earnings
Beginning balance at Sep. 30, 2008	$ 2,805,191	$ 3,900	$ 2,264,800	$ (907,280)	$ (14,834)	$ 1,458,605
Beginning balance, Shares at Sep. 30, 2008		203,916
Comprehensive income:
Net income	326,176					326,176
Unrealized gain (loss) on foreign currency hedging contracts, net of $647, $(1,537) and $(1,589) tax for the periods 2009, 2010 and 2011, respectively	18,092				18,092
Unrealized gain (loss) on short-term interest-bearing investments, net of $218, $129 and $(24) tax for the periods 2009, 2010 and 2011, respectively	4,828				4,828
Unrealized gain (loss) on defined benefit plan, net of $1,078, $ (2,011) and $(145) tax for the periods 2009, 2010 and 2011, respectively	2,040				2,040
Comprehensive income	351,136
Cumulative effect from adoption of FSP No. 115-2/124-2 (primarily codified in ASC 320-10- Investments-Debt and Equity Securities-Overall) at April 1, 2009 (Adjustments for New Accounting Pronouncement [Member])	0				(1,783)	1,783
Employee stock options exercised	27,886	23	27,863
Employee stock options exercised, Shares	(1,289)	1,289
Repurchase of shares	(12,594)			(12,594)
Repurchase of shares, Shares		(468)
Tax benefit of stock options exercised/cancelled	(1,484)		(1,484)
Issuance of restricted stock, net of forfeitures	7	7
Issuance of restricted stock, net of forfeitures, Shares		342
Equity-based compensation expense related to employees	42,911		42,911
Ending balance at Sep. 30, 2009	3,213,053	3,930	2,334,090	(919,874)	8,343	1,786,564
Beginning balance, Shares at Sep. 30, 2009		205,079
Comprehensive income:
Net income	343,906					343,906
Unrealized gain (loss) on foreign currency hedging contracts, net of $647, $(1,537) and $(1,589) tax for the periods 2009, 2010 and 2011, respectively	(6,934)				(6,934)
Unrealized gain (loss) on short-term interest-bearing investments, net of $218, $129 and $(24) tax for the periods 2009, 2010 and 2011, respectively	5,150				5,150
Unrealized gain (loss) on defined benefit plan, net of $1,078, $ (2,011) and $(145) tax for the periods 2009, 2010 and 2011, respectively	(4,607)				(4,607)
Comprehensive income	337,515
Employee stock options exercised	23,635	17	23,618
Employee stock options exercised, Shares	(1,097)	1,097
Repurchase of shares	(389,287)			(389,287)
Repurchase of shares, Shares		(13,695)
Issuance of restricted stock, net of forfeitures	9	9
Issuance of restricted stock, net of forfeitures, Shares		568
Equity-based compensation expense related to employees	44,455		44,455
Ending balance at Sep. 30, 2010	3,229,380	3,956	2,402,163	(1,309,161)	1,952	2,130,470
Beginning balance, Shares at Sep. 30, 2010	193,049	193,049
Comprehensive income:
Net income	346,665					346,665
Unrealized gain (loss) on foreign currency hedging contracts, net of $647, $(1,537) and $(1,589) tax for the periods 2009, 2010 and 2011, respectively	(20,439)				(20,439)
Unrealized gain (loss) on short-term interest-bearing investments, net of $218, $129 and $(24) tax for the periods 2009, 2010 and 2011, respectively	(756)				(756)
Unrealized gain (loss) on defined benefit plan, net of $1,078, $ (2,011) and $(145) tax for the periods 2009, 2010 and 2011, respectively	(413)				(413)
Comprehensive income	325,057
Employee stock options exercised	56,459	42	56,417
Employee stock options exercised, Shares	(2,590)	2,590
Repurchase of shares	(624,241)			(624,241)
Repurchase of shares, Shares		(21,866)
Issuance of restricted stock, net of forfeitures	15	15
Issuance of restricted stock, net of forfeitures, Shares		919
Equity-based compensation expense related to employees	36,631		36,631
Ending balance at Sep. 30, 2011	$ 3,023,301	$ 4,013	$ 2,495,211	$ (1,933,402)	$ (19,656)	$ 2,477,135